DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Dividends On Ordinary Shares [Abstract]
DIVIDENDS ON ORDINARY SHARES	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

				Group
	2025	2024	2023	2025	2024	2023
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year - first interim	0.08	1.78	1.32	26	554	410
In respect of current year - second interim	—	2.44	3.61	—	757	1,120
	0.08	4.22	4.93	26	1,311	1,530
In December 2025, £26m of dividends were paid on the Company's ordinary shares in issue (2024: £1,311m, 2023: £1,530m) as, in anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution in August 2025 to cancel the interim dividends that had been declared at 30 June 2025. In 2025, none (2024: £804m, 2023: £750m) of the dividends were special dividends. These were paid following review and approval by the Board in line with our dividend policy.